Share-Based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 – SHARE-BASED COMPENSATION

a)	As of June 30, 2024, 5,028,704 Ordinary Shares were authorized for issuance to employees, directors and consultants under the 2019 Equity Incentive Plan (the “2019 Plan”), of which 966,057 shares remained available for future grant.

b)	The following table contains information concerning options granted under the 2019 Plan:

	Three months ended June 30,
	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	3,007,624	$5.41	2,929,868	$5.84
Forfeited and expired	(21,921)	$5.06	(14,375)	$6.82
Outstanding at end of period	2,985,703	$5.41	2,915,493	$5.84
Exercisable at end of period	2,228,902	$5.67	2,090,378	$5.59

Non-vested at beginning of period	772,301	$4.67	876,851	$6.48
Vested	-	$-	(37,861)	$11.13
Forfeited	(13,750)	$3.79	(13,875)	$5.90
Non-vested at the end of period	758,551	$4.6 8	825,115	$6.27

	Six months ended June 30,
	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,842,496	$5.63	2,939,434	$5.85
Granted	250,000	$3.21	-	$-
Forfeited and expired	(106,793)	$6.00	(23,941)	$6.71
Outstanding at end of period	2,985,703	$5.41	2,915,493	$5.84
Exercisable at end of period	2,228,902	$5.67	2,090,378	$5.59

Non vested at beginning of period	596,503	$5.53	986,005	$6.46
Granted	250,000	$3.21	-	$-
Forfeited and expired	(24,313)	$5.04	(15,375)	$6.73
vested	(63,639)	$6.75	(145,515)	$7.44
Outstanding at end of period	758,551	$4.68	825,115	$6.27

During the three and six month periods ended June 30, 2024 and 2023, the Company recognized $237, $460, $427 and $957 thousand, respectively, of share-based compensation expenses related to stock options. As of June 30, 2024, the total unrecognized estimated compensation cost related to outstanding non-vested stock options was $1,061 thousand, which is expected to be recognized over a weighted average period of 1.36 years.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS JUNE 30, 2024 (UNAUDITED)

c)	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding at June 30, 2024:

Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding (in thousands)	No. of options exercisable
$2.69	649,591	0.92	$-	649,591
$3.21	240,000	9.63	-	-
$3.53	53,192	9.35	-	-
$3.66	250,000	5.84	-	250,000
$4.68	34,500	5.75	-	34,500
$5.34	160,750	7.75	-	84,000
$5.34	442,410	8.39	-	178,176
$5.96	150,000	8.39	-	37,500
$6.22	552,883	2.67	-	552,883
$8.19	150,000	5.39	-	150,000
$9.02	40,500	6.38	-	30,375
$10.12	10,407	4.43	-	10,407
$12.23	250,000	6.91	-	250,000
$21.40	970	5.07	-	970
$90.16	500	0.42	-	500
	2,985,703		$-	2,228,902

d)	The following table contains information concerning restricted stock units granted under the 2019 Plan:

	Three months ended June 30,
	2024			2023
	Number of shares	Weighted average grant date fair value		Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	571,460		$2.65	114,329	$9.97
Granted		$		-	$-
Vested	(3,444)		$10.28	(3,438)	$10.28
Forfeited	(5,757)		$3.87	(313)	$14.67
Nonvested at end of period	562,259		$2.59	110,578	$9.95

	Six months ended June 30,
	2024		2023
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	621,135	$3.14	157,560	$10.02
Granted	-	$-	-	$-
Vested	(44,050)	$9.9	(46,544)	$10.15
Forfeited	(14,826)	$3.64	(438)	$14.67
Nonvested at end of period	562,259	$2.59	110,578	$9.95

The Company estimates the fair value of restricted stock units based on the closing sales price of the Ordinary Shares on the date of grant (or the closing bid price, if no sales were reported).

For the three and six month periods ended June 30, 2024 and 2023, the Company recognized $151, $311, $84 and $187 thousand, respectively, of share-based compensation expense related to restricted stock units.

Total share-based compensation expense related to restricted stock units not yet recognized as of June 30, 2024 was $653 thousand, which is expected to be recognized over a weighted average period of 1.27 years.

e)	The following table summarizes share-based compensation expenses included in the statements of operations related to grants under the 2019 Plan:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2024	2023	2024	2023
Research & development	$145	$122	$269	$318
General & administrative	243	389	502	826
Total	$388	$511	$771	$1,144